BANK AND OTHER BORROWINGS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Property and equipment pledged as collateral	$ 17,145	¥ 119,359	¥ 0
Accounts receivable used to secure bank borrowings	4,384	30,524	0
Lease receivables	3,591	24,997	0
Assets, Noncurrent	$ 576,712	4,014,958	3,356,702
Restricted cash		¥ 0	¥ 421,990
Short-term bank borrowings, weighted average interest rate	7.73%	7.73%	4.08%
Bank Loans	$ 5,979	¥ 41,624	¥ 31,083
Other Borrowings	226,748	1,578,578	907,031
Land [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	59,833	416,548	425,743
Construction in Progress [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	$ 165,529	¥ 1,152,379	¥ 633,444
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate	11.49%	11.49%	9.81%
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines		¥ 0
Long Term Credit Facility [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	$ 80,066	557,400
Capital Addition Purchase Commitments [Member]
Debt Instrument [Line Items]
Assets, Noncurrent		¥ 0	¥ 13,800